UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                          Form 13F

                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2000

Check here if Amendment [ ]: Amendment No:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    David Wendell Associates, Inc.
Address: PO Box 6750
         Portsmouth NH  03802

13F File Number:  801-47437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Barbara A. Kipp
Title:         Secretary
Phone:         603-427-0200
Signature, Place, and Date of Signing:

     Barbara A. Kipp      Portsmouth, New Hampshire     Jul 25, 2000

Report Type (Check only one.):
[X]         13F HOLDINGS REPORT

[ ]         13F NOTICE

[]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

        NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    83

Form 13F Information Table Value Total:   $450,230

List of Other Included Managers:

     None

                                                    FORM 13F INFORMATION TABLE
                                                  Value   SHARES/ SH/ PUT / INVSTMT    OTHER   VOTING AUTHORITY
NAME OF ISSUER             CLASS   CUSIP       (X$1000)   PRN AMT PRN CALL  DSCRETN  MANAGERS Sole  Shared   None
------------------------   ----- ---------     --------- -------- --- ----- -------  -------- ---- ------- -------
Abbott Labs                COMM  002824100         17702   402326 SH        OTHER                0   19800  382526
Agilent Technologies       COMM  00846U101           942    12566 SH        OTHER                0       0   12566
Air Products               COMM  009158106           417    13448 SH        OTHER                0       0   13448
Albertson's                COMM  013104104           569    17250 SH        OTHER                0       0   17250
ALLTEL                     COMM  020039103           335     5410 SH        OTHER                0       0    5410
American Home Products     COMM  026609107          6902   116990 SH        OTHER                0    1300  115690
American Int'l Group       COMM  026874107         20135   170633 SH        OTHER                0   12149  158484
Amgen                      COMM  031162100         19757   282239 SH        OTHER                0   17500  264739
Anheuser-Busch             COMM  035229103          3099    41314 SH        OTHER                0     600   40714
Automatic Data Processing  COMM  053015103         25424   470817 SH        OTHER                0   25300  445517
Bank of New York           COMM  064057102           212     4500 SH        OTHER                0       0    4500
Bell Atlantic              COMM  077853109           476     9342 SH        OTHER                0       0    9342
BellSouth                  COMM  079860102           691    16070 SH        OTHER                0       0   16070
Berkshire Hathaway 'B'     COMM  084670207           618      351 SH        OTHER                0       0     351
Bestfoods                  COMM  126149103          1264    18321 SH        OTHER                0       0   18321
Biogen                     COMM  090597105           347     5335 SH        OTHER                0     300    5035
BP Amoco ADR               COMM  055622104           718    12603 SH        OTHER                0       0   12603
Bristol-Myers Squibb       COMM  110097102          3302    56926 SH        OTHER                0     400   56526
Chiron                     COMM  170040109           348     7258 SH        OTHER                0       0    7258
Cintas                     COMM  172908105          7755   209599 SH        OTHER                0   16400  193199
Cisco Systems              COMM  17275R102         41101   642196 SH        OTHER                0   44900  597296
Coca-Cola                  COMM  191216100         14058   246632 SH        OTHER                0   12300  234332
Colgate-Palmolive          COMM  194162103          9916   165260 SH        OTHER                0    8600  156660
Computer Sciences          COMM  205363104          2798    37310 SH        OTHER                0    2500   34810
Corning Inc.               COMM  219327103           216      800 SH        OTHER                0       0     800
Disney, Walt               COMM  254687106          1022    26193 SH        OTHER                0       0   26193
Dow Jones                  COMM  260561105           339     4640 SH        OTHER                0       0    4640
EMC Corp.                  COMM  268648102          1857    24430 SH        OTHER                0     700   23730
Emerson Electric           COMM  291011104          2148    35798 SH        OTHER                0       0   35798
Exxon Mobil                COMM  30231G102          6078    76937 SH        OTHER                0       0   76937
First Data Corp            COMM  319963104          1654    33085 SH        OTHER                0    1750   31335
Fortune Brands             COMM  024703100           540    23500 SH        OTHER                0       0   23500
Gannett                    COMM  364730101           324     5400 SH        OTHER                0       0    5400
General Electric           COMM  369604103          7550   142452 SH        OTHER                0    2400  140052
Gillette                   COMM  375766102          4499   128536 SH        OTHER                0    8600  119936
GTE Corp.                  COMM  362320103           498     8030 SH        OTHER                0       0    8030
Heinz                      COMM  423074103           635    14436 SH        OTHER                0       0   14436
Hewlett-Packard            COMM  428236103          4092    33004 SH        OTHER                0       0   33004
Home Depot                 COMM  437076102         15680   313605 SH        OTHER                0   21726  291879
IBM                        COMM  459200101           870     7908 SH        OTHER                0       0    7908
IMS Health                 COMM  449934108           671    37300 SH        OTHER                0    1600   35700
Intel                      COMM  458140100         10987    81991 SH        OTHER                0    6200   75791
Johnson & Johnson          COMM  478160104         20027   196344 SH        OTHER                0   10200  186144
Kellogg                    COMM  487836108           370    12350 SH        OTHER                0       0   12350
Legg Mason                 COMM  524901105           200     4000 SH        OTHER                0       0    4000
Lilly, Eli                 COMM  532457108          6223    62229 SH        OTHER                0    2300   59929
Linear Technology          COMM  535678106         23108   361060 SH        OTHER                0   21800  339260
Lucent Technologies        COMM  549463107          3093    52414 SH        OTHER                0    4650   47764
May Dept. Stores           COMM  577778103           383    15945 SH        OTHER                0       0   15945
McDonald's                 COMM  580135101         10177   308400 SH        OTHER                0   16100  292300
Medtronic                  COMM  585055106          3238    64760 SH        OTHER                0    3600   61160
Merck                      COMM  589331107         26441   347910 SH        OTHER                0   13300  334610
Merrill Lynch              COMM  590188108           264     2300 SH        OTHER                0       0    2300
Microsoft                  COMM  594918104         25341   316768 SH        OTHER                0   18950  297818
Minnesota Mining           COMM  604059105           856    10193 SH        OTHER                0     400    9793
Molex 'A'                  COMM  608554200          6923   197792 SH        OTHER                0   10901  186891
Morgan, J.P.               COMM  616880100           476     4331 SH        OTHER                0       0    4331
New Plan Excel Realty TrustCOMM  648059103           580    44600 SH        OTHER                0       0   44600
Pall Corp.                 COMM  696429109           195    10250 SH        OTHER                0    1000    9250
Paychex                    COMM  704326107          9308   221616 SH        OTHER                0    9675  211941
PepsiCo                    COMM  713448108          3131    71166 SH        OTHER                0    2400   68766
Pfizer                     COMM  717081103          8813   183605 SH        OTHER                0    1900  181705
Procter & Gamble           COMM  742718109          6760   118593 SH        OTHER                0    6150  112443
Ralston Purina Group       COMM  751277104           201    10053 SH        OTHER                0       0   10053
Regions Financial          COMM  758940100          1343    67170 SH        OTHER                0     800   66370
Royal Dutch Petroleum      COMM  780257606           316     5100 SH        OTHER                0    1200    3900
SBC Communications         COMM  845333103          1449    33699 SH        OTHER                0     700   32999
Schering-Plough            COMM  806605101          3124    61247 SH        OTHER                0    3600   57647
Sigma-Aldrich              COMM  826552101           420    14500 SH        OTHER                0       0   14500
Staples                    COMM  855030102          2433   162233 SH        OTHER                0    7000  155233
Starbucks                  COMM  855244109          1114    29305 SH        OTHER                0    1600   27705
State Street Corp          COMM  857473102          9041    85295 SH        OTHER                0    4800   80495
Stryker                    COMM  863667101         10283   233707 SH        OTHER                0   12700  221007
Synovus Financial          COMM  87161C105           713    39634 SH        OTHER                0       0   39634
Sysco Corp.                COMM  871829107          8956   213233 SH        OTHER                0    8300  204933
Tyco Int'l                 COMM  902120104           885    18826 SH        OTHER                0       0   18826
United Technologies        COMM  913017109           389     6589 SH        OTHER                0       0    6589
Vodafone Airtouch ADR      COMM  92857T107           539    12845 SH        OTHER                0    3000    9845
Wal-Mart Stores            COMM  931142103          2854    49205 SH        OTHER                0    3900   45305
Walgreen                   COMM  931422109          8688   271509 SH        OTHER                0   26700  244809
Wilmington Trust           COMM  971807102           221     5150 SH        OTHER                0       0    5150
WorldCom                   COMM  98157D106          2093    45496 SH        OTHER                0     200   45296
Wrigley, Wm.               COMM  982526105           715     8935 SH        OTHER                0       0    8935